Share capital - Issued share capital (Details)					6 Months Ended		12 Months Ended
	May 18, 2022 shares	Nov. 11, 2021 USD ($) shares	Oct. 29, 2020 USD ($) shares	Oct. 29, 2020 HKD ($) shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) shares	May 06, 2022 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares							500,000,000
Authorized share capital							$ 50,000
Par value per share | $ / shares					$ 1		$ 0.0001
Balance at the beginning					$ 1,493	$ 53,240,604	$ 53,240,604
Reclassification to preference shares liabilities					550,248,881	(279,832,806)	(279,832,806)
Amount of reclassification to share premium due to restructuring							$ 17,126,369
Number of shares issue in hold as result of pending statutory procedures | shares							1,543
Balance at the end					$ 11,098		$ 1,493	$ 53,240,604
Number of votes per ordinary share | Vote					1		1
PHCL [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares					50,000		500,000,000
Authorized share capital					$ 50,000		$ 50,000
Balance at the beginning					1,493
Reclassification to share premium arising from the restructuring							(15,348,379)
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization					$ (1,493)
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization (Shares) | shares					(14,932,033)
Balance at the end					$ 1		1,493
Conversion ratio	2.03
Shares Issued Upon Closing Of The Merger [Member]
Disclosure of classes of share capital [line items]
Increase decrease in the number of shares outstanding during the period | shares	1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares					500,000,000
Authorized share capital					$ 50,000
Balance at the beginning					$ 1,493	$ 15,349,833	$ 15,349,833	$ 7,800,575
Balance at the beginning (in shares) | shares					14,932,033	14,543,817	14,543,817	12,891,569
Reclassification to share premium arising from the restructuring							$ (15,348,379)
Shares issued							$ 39	$ 7,549,258
Shares issued (in shares) | shares							388,216	1,652,248
Balance at the end							$ 1,493	$ 15,349,833
Balance at the end (in shares) | shares							14,932,033	14,543,817
Ordinary shares [member] | PHCL [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning					$ 1,493
Balance at the beginning (in shares) | shares					14,932,033	14,543,817	14,543,817
Shares issued					$ 1		$ 39
Shares issued (in shares) | shares					1		388,216
Balance at the end					$ 1		$ 1,493
Balance at the end (in shares) | shares					1		14,932,033	14,543,817
Ordinary shares [member] | PHCL [Member] | Previously Reported [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning						$ 15,348,379	$ 15,348,379
Balance at the end								$ 15,348,379
Ordinary shares [member] | Redesignation Of Authorized Share Capital [Member] | PHCL [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares									50,000
Authorized share capital									$ 50,000
Par value per share | $ / shares									$ 1
Series A preference shares
Disclosure of classes of share capital [line items]
Balance at the beginning						$ 2,296,598	$ 2,296,598	$ 2,296,598
Balance at the beginning (in shares) | shares						4,154,726	4,154,726	4,154,726
Reclassification to preference shares liabilities							$ (2,296,598)
Reclassification to preference shares liabilities (in shares) | shares							(4,154,726)
Balance at the end								$ 2,296,598
Balance at the end (in shares) | shares								4,154,726
Series A preference shares | PHCL [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning						$ 2,296,598	$ 2,296,598
Balance at the beginning (in shares) | shares						4,154,726	4,154,726
Reclassification to preference shares liabilities							$ (2,296,598)
Reclassification to preference shares liabilities (in shares) | shares							(4,154,726)
Balance at the end								$ 2,296,598
Balance at the end (in shares) | shares								4,154,726
Series B preference shares
Disclosure of classes of share capital [line items]
Balance at the beginning						$ 5,554,173	$ 5,554,173	$ 5,554,173
Balance at the beginning (in shares) | shares						5,338,405	5,338,405	5,338,405
Reclassification to preference shares liabilities							$ (5,554,173)
Reclassification to preference shares liabilities (in shares) | shares							(5,338,405)
Balance at the end								$ 5,554,173
Balance at the end (in shares) | shares								5,338,405
Series B preference shares | PHCL [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning						$ 5,554,173	$ 5,554,173
Balance at the beginning (in shares) | shares						5,338,405	5,338,405
Reclassification to preference shares liabilities							$ (5,554,173)
Reclassification to preference shares liabilities (in shares) | shares							(5,338,405)
Balance at the end								$ 5,554,173
Balance at the end (in shares) | shares								5,338,405
Series C preference shares
Disclosure of classes of share capital [line items]
Balance at the beginning						$ 30,040,000	$ 30,040,000	$ 30,040,000
Balance at the beginning (in shares) | shares						10,532,116	10,532,116	10,532,116
Reclassification to preference shares liabilities							$ (30,040,000)
Reclassification to preference shares liabilities (in shares) | shares							(10,532,116)
Balance at the end								$ 30,040,000
Balance at the end (in shares) | shares								10,532,116
Series C preference shares | PHCL [Member]
Disclosure of classes of share capital [line items]
Balance at the beginning						$ 30,040,000	$ 30,040,000
Balance at the beginning (in shares) | shares						10,532,116	10,532,116
Reclassification to preference shares liabilities							$ (30,040,000)
Reclassification to preference shares liabilities (in shares) | shares							(10,532,116)
Balance at the end								$ 30,040,000
Balance at the end (in shares) | shares								10,532,116
Oxsed Limited (note 32)
Disclosure of classes of share capital [line items]
Shares issued		$ 1,778,029
Oxsed Limited (note 32) | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued		$ 1,778,029	$ 7,549,258	$ 58,884,214
Shares issued (in shares) | shares		388,216	1,652,248	1,652,248